Restricted short-term deposits	12 Months Ended
Dec. 31, 2022
Restricted short-term deposits
Restricted short-term deposits

8.    Restricted short-term deposits

As of December 31, 2021, the Group’s restricted short-term deposits were US$285, which was deposits for opening credit card accounts.

As of December 31, 2022, the Group’s restricted short-term deposits were US$47,741, which was mainly pledged as collateral for the banking facilities of US$47 million.